Provisions (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of other provisions [abstract]
Summary of Development of Provisions

The development of the provisions are as follows:

	Personnel obligations	Legal	Other	Total
Balance at October 1, 2022	12,875	15,187	10,750	38,812
Additions	6,229	682	10,969	17,880
Utilization	(1,553)	(3,858)	(7,237)	(12,648)
Reversals	(105)	(1,875)	(86)	(2,066)
Impact of foreign currency translation	(271)	—	(422)	(693)
Balance at September 30, 2023	17,175	10,136	13,974	41,285
thereof current	14,459	10,136	11,900	36,495
thereof non-current	2,716	—	2,074	4,790
Additions	22,830	—	1,629	24,459
Utilization	(12,243)	—	(11,428)	(23,671)
Reversals	(1,642)	(2,520)	(293)	(4,455)
Transfer to accruals	—	(1,145)	—	(1,145)
Impact of foreign currency translation	(277)	—	(165)	(442)
Balance at September 30, 2024	25,843	6,471	3,717	36,031
thereof current	22,908	6,471	1,785	31,164
thereof non-current	2,935	—	1,932	4,867